CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
REVENUE
Gross revenue (Note 21)	$ 209,109	$ 233,647
Excise taxes	(63,300)	(72,008)
Net revenue	145,809	161,639
Cost of sales (Note 7 and Note 22)	119,037	136,437
Gross margin before fair value adjustments	26,772	25,202
Realized fair value on inventories sold and other inventory charges	(35,204)	(56,187)
Unrealized gain on changes in fair value of biological assets	40,001	68,981
Gross margin	31,569	37,996
OPERATING EXPENSES
General and administrative (Note 24)	42,908	53,030
Sales and marketing	16,860	19,348
Research and development	5,962	13,201
Share-based compensation (Note 15 (iv))	4,745	5,273
Impairment of property, plant and equipment (Note 8)	4,245	165,255
Impairment of intangible assets and goodwill (Note 9)	0	44,856
Total operating expenses	74,720	300,963
LOSS FROM OPERATIONS	(43,151)	(262,967)
Financing costs	429	301
Investment income	(1,487)	(3,993)
Insurance recoveries	(181)	(213)
Government subsidies	(154)	(194)
Share of loss from investments in associates (Note 17)	1,364	1,004
Impairment (recovery) of loan receivable	250	(66)
Loss on disposal of property, plant and equipment	6,580	418
Change in fair value of contingent share consideration (Note 16 (i))	(2,621)	(3,364)
Change in fair value of derivative liabilities and other financial assets (Note 10 and Note 14)	(32,650)	(4,372)
Legal provision recovery (Note 12 and Note 23)	(310)	(75)
Loss before tax	(14,371)	(252,413)
Income tax expense (recovery) (Note 25)
Current, net	400	(195)
Deferred, net	(488)	(3,617)
NET LOSS	(14,283)	(248,601)
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange differences and change in fair value of investments at FVTOCI (Note 10)	0	(159)
NET LOSS AND COMPREHENSIVE LOSS	$ (14,283)	$ (248,760)
Net loss per common share, basic (Note 15 (v)) (in CAD per share)	$ (0.185)	$ (3.058)
Net loss per common share, diluted (Note 15 (v)) (in CAD per share)	$ (0.184)	$ (3.058)